Accounts Receivable - Summary of Movements in the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Allowance For Doubtful Accounts Receivable Rollforward
Balance at the beginning of the year	¥ 924	$ 134	¥ 12,496
(Reversal)/Provisions	6,805	987	(286)
Write-offs	(74)	(11)	(232)
Balance at the end of the year	7,655	1,110	924
ASU 2016-13
Allowance For Doubtful Accounts Receivable Rollforward
Balance at the beginning of the year	(11,054)
Balance at the end of the year	¥ 0	$ 0	¥ (11,054)